Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	lmpet1_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 1, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE DIVIDEND STRATEGY FUND,

EACH DATED MAY 1, 2015

Until May 13, 2015, the following 80% investment policy is in effect for the fund and supersedes the 80% investment policy stated in the Summary Prospectus, Prospectus and Statement of Additional Information:

Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund’s portfolio will consist of equity securities that pay dividends.

ClearBridge Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet1_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 1, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE DIVIDEND STRATEGY FUND,

EACH DATED MAY 1, 2015

Until May 13, 2015, the following 80% investment policy is in effect for the fund and supersedes the 80% investment policy stated in the Summary Prospectus, Prospectus and Statement of Additional Information:

Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund’s portfolio will consist of equity securities that pay dividends.